Deferred Income (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Income
Summary of deferred income

	December 31,	December 31,
	2024	2023

	(€ in thousands)
Payments from Eli Lilly and Company	50,930	64,739
Payments from Rett Syndrome Research Trust	441	—
Total deferred income	51,371	64,739
Current portion	(21,942)	(20,569)
Total non-current deferred income	29,429	44,170

Schedule of undiscounted deferred income

	Within	Between 1	Between 2
	1 year	and 2 years	and 5 years	Over 5 years

	(€ in thousands)
At December 31, 2024
Deferred Income	21,942	21,087	8,342	—
Total	21,942	21,087	8,342	—

At December 31, 2023
Deferred Income	20,569	27,950	16,220	—
Total	20,569	27,950	16,220	—